DERIVATIVE LIABILITIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Begning Balance	$ 6,610,001	$ 395,619
New issuances of debt	1,043,220
Debt conversions and warrant exercises	(1,911,620)
Increases in derivative value due to new issuances			1,290,874
Change in fair value of derivative liabilities		6,105,727	(895,255)
Increases in derivative value to debt discount	(3,952,554)	208,782
Decrease in derivative value due to note conversions		(100,127)
Ending Balance	1,789,047	6,610,001	395,619
Preferred Stock [Member]
Begning Balance	5,656
New issuances of debt
Debt conversions and warrant exercises	(5,614)
Increases in derivative value due to new issuances
Change in fair value of derivative liabilities		5,656
Increases in derivative value to debt discount	(42)
Decrease in derivative value due to note conversions
Ending Balance		5,656
Convertible Notes [Member]
Begning Balance	304,675
New issuances of debt	1,043,220
Debt conversions and warrant exercises
Increases in derivative value due to new issuances
Change in fair value of derivative liabilities		196,020
Increases in derivative value to debt discount	30,173	208,782
Decrease in derivative value due to note conversions		(100,127)
Ending Balance	1,378,068	304,675
Warrants [Member]
Begning Balance	6,299,670	395,619
New issuances of debt
Debt conversions and warrant exercises	(1,906,006)
Increases in derivative value due to new issuances			1,290,874
Change in fair value of derivative liabilities		5,904,051	(895,255)
Increases in derivative value to debt discount	(3,982,685)
Decrease in derivative value due to note conversions
Ending Balance	$ 410,979	$ 6,299,670	$ 395,619